Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 135,152	$ 356,194	$ 206,656	$ 698,002
Curragh
Total	3,617	$ 356,194	206,117	565,928
Buchanan
Total	372		184	556
Logan
Total	$ 231		$ 355	$ 586